Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets:
The following table shows changes in the carrying amount of Goodwill for the years ended December 31, 2016, 2015, and 2014 (in millions):

	Inpatient Rehabilitation	Home Health and Hospice	Consolidated
Goodwill as of December 31, 2013	$456.9	$—	$456.9
Acquisitions	0.6	592.5	593.1
Consolidation of joint venture formerly accounted for under the equity method of accounting	34.0	—	34.0
Goodwill as of December 31, 2014	491.5	592.5	1,084.0
Acquisitions	641.6	164.5	806.1
Goodwill as of December 31, 2015	1,133.1	757.0	1,890.1
Acquisitions	8.9	42.5	51.4
Divestiture of pediatric home health services	—	(14.3)	(14.3)
Goodwill as of December 31, 2016	$1,142.0	$785.2	$1,927.2

Goodwill increased in 2014 as a result of our consolidation of Fairlawn and the remeasurement of our previously held equity interest at fair value and our acquisitions of Encompass and Quillen. Goodwill increased in 2015 as a result of our acquisitions of Reliant, CareSouth, and other inpatient and home health and hospice operations. Goodwill increased in 2016 as a result of our acquisitions of inpatient and home health and hospice operations offset by the divestiture of our pediatric home health assets to Thrive Skilled Pediatric Care in November 2016 for approximately $21 million. We recorded a $3.3 million gain as part of Other operating expenses in our consolidated statements of operations during the year ended December 31, 2016. See Note 2, Business Combinations and Note 11, Redeemable Noncontrolling Interests.
We performed impairment reviews as of October 1, 2016, 2015, and 2014 and concluded no Goodwill impairment existed. As of December 31, 2016, we had no accumulated impairment losses related to Goodwill.
The following table provides information regarding our other intangible assets (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
Certificates of need:
2016	$98.6	$(12.9)	$85.7
2015	93.9	(6.9)	87.0
Licenses:
2016	$142.0	$(62.1)	$79.9
2015	138.9	(53.7)	85.2
Noncompete agreements:
2016	$62.2	$(47.3)	$14.9
2015	58.0	(37.0)	21.0
Trade name - Encompass:
2016	$135.2	$—	$135.2
2015	135.2	—	135.2
Trade names - all other:
2016	$34.6	$(13.9)	$20.7
2015	32.9	(11.5)	21.4
Internal-use software:
2016	$181.4	$(110.2)	$71.2
2015	155.7	(90.5)	65.2
Market access assets:
2016	$13.2	$(9.5)	$3.7
2015	13.2	(8.8)	4.4
Total intangible assets:
2016	$667.2	$(255.9)	$411.3
2015	627.8	(208.4)	419.4

Amortization expense for other intangible assets is as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Amortization expense	$48.5	$36.0	$20.3

Total estimated amortization expense for our other intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	Estimated Amortization Expense
2017	$45.6
2018	36.2
2019	31.5
2020	26.6
2021	22.9